PREFERRED STOCK (Details Narrative) - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Nov. 08, 2024	Mar. 31, 2023
Class of Stock [Line Items]
Preferred stock shares authorized	5,000,000	5,000,000		5,000,000
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued and redeemed	500,000	500,000
Preferred stock, shares issued		0		0
Preferred stock, shares outstanding		0		0
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock par value	$ 100
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series A Junior Participating Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	500,000	500,000